UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
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Check here if Amendment [    ]; Amendment Number:
                                                  ----------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Sansar Capital Management, L.L.C.*
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Address:       16 Raffles Quay #40-02
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               Hong Leong Building
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               Singapore 048581
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Form 13F File Number:   28-11727
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard B. Astorga
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Title:         Chief Operating Officer / CFO / CCO
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Phone:         (+65) 6372-7615
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Signature, Place, and Date of Signing:

/s/ Richard B. Astorga          Singapore        November 14, 2012
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* Sansar Capital Management, L.L.C. and Sansar Capital Asia Pte. Ltd. serve as co-investment advisors and may be deemed to share investment discretion with respect to the holdings reported on this form.

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          ----------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $15,238
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                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number        Name

     1            28- 14781                   Sansar Capital Asia Pte. Ltd.
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

                                                             SANSAR CAPITAL MANAGEMENT, L.L.C.
                                              FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2012

                                                                                                                VOTING AUTHORITY
                                                           VALUE     SHARES/     SH/  PUT/  INVSTMT   OTHER -----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP      X($1000)  PRN AMT     PRN  CALL  DISCRETN  MGRS  SOLE    SHARED     NONE
--------------                --------------    ------     --------  -------     ---  ----  --------  ----  ------  ---------  ----
BAIDU INC                     SPON ADR REP A    056752108  5,786        49,500   SH         OTHER     1                49,500
CHINANET ONLINE HLDGS INC     COM               16949H102    689     1,722,473   SH         OTHER     1             1,722,473
CHINA INFORMATION TECHNOLOGY  COM NEW           16950L208    446       381,071   SH         OTHER     1               381,071
MICRON TECHNOLOGY INC         COM               595112103  2,821       471,700   SH         OTHER     1               471,700
PERFECT WORLD CO LTD          SPON ADR REP B    71372U104  3,451       317,800   SH         OTHER     1               317,800
SKYPEOPLE FRUIT JUICE INC     COM NEW           83086T208  2,045     1,278,113   SH         OTHER     1             1,278,113
